Investment properties - Fair Value of Investment Properties Valuation Method (Details)	12 Months Ended
	Dec. 31, 2025 $ / a	Dec. 31, 2024 $ / a	Dec. 31, 2023 $ / a
Discounted cash flows | Absorption period | Buildings and land
Disclosure of detailed information about investment property [line items]
Remaining term of investment property (in years)	12 months
Level 3 | Discounted cash flows | Discount rate | MIN | Buildings and land
Disclosure of detailed information about investment property [line items]
Value/range	0.0800	0.0725	0.0700
Level 3 | Discounted cash flows | Discount rate | MAX | Buildings and land
Disclosure of detailed information about investment property [line items]
Value/range	0.1214	0.1226	0.1221
Level 3 | Discounted cash flows | Exit cap rate | MIN | Buildings and land
Disclosure of detailed information about investment property [line items]
Value/range	0.0650	0.0650	0.0650
Level 3 | Discounted cash flows | Exit cap rate | MAX | Buildings and land
Disclosure of detailed information about investment property [line items]
Value/range	0.0925	0.0925	0.0899
Level 3 | Discounted cash flows | Inflation rates | MIN | MEXICO | Buildings and land
Disclosure of detailed information about investment property [line items]
Value/range	0.036	0.036	0.036
Level 3 | Discounted cash flows | Inflation rates | MIN | UNITED STATES | Buildings and land
Disclosure of detailed information about investment property [line items]
Value/range	0.022	0.023	0.021
Level 3 | Discounted cash flows | Inflation rates | MAX | MEXICO | Buildings and land
Disclosure of detailed information about investment property [line items]
Value/range	0.0400	0.0400	0.043
Level 3 | Discounted cash flows | Inflation rates | MAX | UNITED STATES | Buildings and land
Disclosure of detailed information about investment property [line items]
Value/range	0.030	0.030	0.030
Level 3 | Market comparable | Price per acre | Land reserves
Disclosure of detailed information about investment property [line items]
Value/range	256,565	173,772	195,196